Decommissioning Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Decommissioning obligations, beginning of year	$ 13,699	$ 13,219
Changes in estimates	(338)	255
Accretion	280	225
Decommissioning obligations, end of year	$ 13,641	$ 13,699